Unsecured Convertible Loan Notes and Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Convertible Notes Presented in the Balance Sheet

The convertible notes are presented in the consolidated balance sheet as follows:

Borrowings (non-current liabilities)	Consolidated
(All in US$)	2023

Initial recognition	27,640,052
Costs of issue of convertible notes	(43,614)
Interest expense*	44,664
Balance at June 30, 2023	27,641,102
* Interest expense, for the period ending June 30, 2023, is calculated by applying the effective interest rate of 6.564% to the liability component.

Derivative financial instruments (non-current liabilities)	Consolidated
(All in US$)	2023

Initial recognition	2,359,948
Costs of issue of convertible notes	(3,724)
Fair value gain	(263,257)
Effect of foreign currency movements	774
Balance at June 30, 2023	2,093,741